Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,993,940,000.00
Previously Paid Amount	0.00
Total Fee Amount	611,472.22
Total Offset Amount	0.00
Net Fee	611,472.22
Narrative - Max Aggregate Offering Price	$ 3,968,877,500.00
Final Prospectus	true